Restatement of Prior Period Financial Statements - Consolidated Statement of Loss and Comprehensive Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of initial application of standards or interpretations [line items]
Revenue	$ 2,378,562	$ 2,444,105	[1]	$ 1,346,347	[1]
Cost of sales	(2,791,643)	(2,343,302)	[1]	(1,336,688)	[1]
Gross (loss) profit	(413,081)	100,803	[1]	9,659	[1]
Selling, general and administrative expense	(949,683)	(838,367)	[1]	(685,049)	[1]
Research and development expense	(158,406)	(174,916)	[1]	(234,019)	[1]
Other operating expense, net	41,204	(305)	[1]	(50,716)	[1]
Listing expense	0	(372,318)	[1]	0	[1]
Operating loss		(1,285,103)		(960,125)
Finance income	69,454	8,552	[1]	32,970	[1]
Finance expense	(213,321)	(108,402)	[1]	(45,218)	[1]
Fair value change - Earn-out rights	443,168	902,068	[1]	0	[2]
Fair value change - Class C Shares	22,000	35,090	[1]	0	[1]
Loss before income taxes	(1,201,969)	(447,795)	[1]	(972,373)	[1]
Income tax expense	7,138	(29,660)	[1]	3,075	[1]
Net loss	$ (1,194,831)	$ (477,455)	[1]	$ (969,298)	[1]
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	$ (0.57)	$ (0.24)		$ (0.51)
Net loss per share - diluted (in dollars per share)	$ (0.57)	$ (0.24)		$ (0.51)
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	$ (10,237)	$ 180	[1]	$ (32,318)	[1]
Total other comprehensive (loss) income	(10,237)	180	[1]	(32,318)	[1]
Total comprehensive loss - (Restated)	$ (1,205,068)	$ (477,275)	[1]	$ (1,001,616)	[1]
Class A Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	$ (0.57)	$ (0.24)	[1]	$ (0.51)	[1]
Net loss per share - diluted (in dollars per share)	(0.57)	(0.24)	[1]	(0.51)	[1]
Class B Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	(0.57)	(0.24)		(0.51)
Net loss per share - diluted (in dollars per share)	$ (0.57)	$ (0.24)		$ (0.51)
Originally Reported Amounts
Disclosure of initial application of standards or interpretations [line items]
Revenue		$ 2,461,896		$ 1,337,181
Cost of sales		(2,342,453)		(1,336,321)
Gross (loss) profit		119,443		860
Selling, general and administrative expense		(864,598)		(714,724)
Research and development expense		(167,242)		(232,922)
Other operating expense, net		(1,565)		(48,053)
Listing expense		(372,318)
Operating loss		(1,286,280)		(994,839)
Finance income		8,552		32,970
Finance expense		(108,435)		(45,249)
Fair value change - Earn-out rights		902,068
Fair value change - Class C Shares		35,090
Loss before income taxes		(449,005)		(1,007,118)
Income tax expense		(16,784)		(336)
Net loss		(465,789)		(1,007,454)
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations		4,519		(33,149)
Total other comprehensive (loss) income		4,519		(33,149)
Total comprehensive loss - (Restated)		$ (461,270)		$ (1,040,603)
Originally Reported Amounts | Class A Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)		$ (0.23)		$ (0.53)
Net loss per share - diluted (in dollars per share)		(0.23)		(0.53)
Originally Reported Amounts | Class B Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)		(0.23)		(0.53)
Net loss per share - diluted (in dollars per share)		$ (0.23)		$ (0.53)
Adjustments
Disclosure of initial application of standards or interpretations [line items]
Revenue		$ (17,791)		$ 9,166
Cost of sales		(849)		(367)
Gross (loss) profit		(18,640)		8,799
Selling, general and administrative expense		26,231		29,675
Research and development expense		(7,674)		(1,097)
Other operating expense, net		1,260		(2,663)
Listing expense		0
Operating loss		1,177		34,714
Finance income		0		0
Finance expense		33		31
Fair value change - Earn-out rights		0
Fair value change - Class C Shares		0
Loss before income taxes		1,210		34,745
Income tax expense		(12,876)		3,411
Net loss		(11,666)		38,156
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations		(4,339)		831
Total other comprehensive (loss) income		(4,339)		831
Total comprehensive loss - (Restated)		$ (16,005)		$ 38,987
Adjustments | Class A Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)		$ 0.01		$ (0.02)
Net loss per share - diluted (in dollars per share)		0.01		(0.02)
Adjustments | Class B Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)		0.01		(0.02)
Net loss per share - diluted (in dollars per share)		$ 0.01		$ (0.02)

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.
[2]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.